EXIT and DISPOSAL ACTIVITIES (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)
Operating results reported as discontinued operations:
Impairment charge	$ 198,689	$ 1,622,588
Relocation costs	1,100,000
Expected relocation costs	2,600,000
Maintenance expenses		300,000
Wages [Member]
Operating results reported as discontinued operations:
Maintenance expenses		200,000
Electricity fees [Member]
Operating results reported as discontinued operations:
Maintenance expenses		100,000
Selling, general and administrative expenses [Member]
Operating results reported as discontinued operations:
Relocation costs		100,000	800,000
Carrying Value [Member] | Significant Production Assets [Member]
Operating results reported as discontinued operations:
Carrying value of assets	200,000	1,600,000	116,100,000			¥ 720.5	$ 144,700,000
Impairment charge	200,000	1,600,000
Carrying value of assets relocated	34,100,000	$ 1,100,000	46,100,000	¥ 236.7	¥ 7.0	286.4
Carrying value of assets yet to be relocated	$ 15,700,000		$ 70,000,000	¥ 109.0		¥ 434.1